Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(Amounts in thousands, except share and per share data)

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	59,957	1,695,746	232,316
Short-term investments	9,377,702	9,454,117	1,295,209
Prepayments and other current assets	279,541	373,648	51,190

Total current assets	9,717,200	11,523,511	1,578,715
Investment in and amount due from subsidiaries/VIEs	19,491,063	23,902,400	3,274,614
Long-term investments	6,415,971	2,406,482	329,687
Other non-current assets	121,280	15,119	2,071

Total non-current assets	26,028,314	26,324,001	3,606,372

TOTAL ASSETS	35,745,514	37,847,512	5,185,087

LIABILITIES
Income tax payable	24,952	141,572	19,395
Other tax payable	8,932	9,693	1,328
Accrued expenses and other current liabilities	107,124	19,521	2,674

TOTAL LIABILITIES	141,008	170,786	23,397

SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.00001 par value, 40,000,000,000 and 40,000,000,000 shares authorized, 19,021,152,078 and 18,637,888,832 shares issued, 18,767,309,958 and 18,637,888,832 shares outstanding as of December 31, 2023 and 2024, respectively)	1,229	1,201	165
Class B Ordinary shares (US$0.00001 par value, 10,000,000,000 and 10,000,000,000 shares authorized, 2,131,865,628 and 2,131,865,628 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	142	142	19
Treasury stock, at cost	(608,117)	—	—
Additional paid-in capital	47,713,985	45,823,723	6,277,824
Accumulated other comprehensive income	2,897,871	3,223,944	441,679
Accumulated deficit	(14,400,604)	(11,372,284)	(1,557,997)

TOTAL SHAREHOLDERS’ EQUITY	35,604,506	37,676,726	5,161,690

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	35,745,514	37,847,512	5,185,087

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE
INCOME
(Amounts in thousands, except share and per share data)

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
				(Note 2)
Cost and operating expenses	(1,033,444)	(526,819)	(485,955)	(66,576)
Interest income	326,699	771,606	608,065	83,305
Investment income	23,405	52,177	56,225	7,703
Unrealized (losses) gains from fair value changes of investments	(39,131)	12,852	3,233	443
Other income, net	228,955	116,546	123,602	16,934
Foreign exchange (loss) gain	(1,646)	1,152	(437)	(60)
Income tax expenses	(96,032)	(93,914)	(83,501)	(11,440)
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	997,956	1,879,288	2,848,617	390,259

Net income	406,762	2,212,888	3,069,849	420,568

Other comprehensive income
Unrealized gains on available-for-sale investments, net of reclassification	—	—	599	82
Foreign currency translation adjustments, net of tax of nil	1,972,520	386,701	325,474	44,590

Total comprehensive income	2,379,282	2,599,589	3,395,922	465,240

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY CONDENSED
STATEMENTS OF CASH FLOWS
(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 2)
Cash flows from operating activities:
Net income	406,762	2,212,888	3,069,849	420,568
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	(997,956)	(1,879,288)	(2,848,617)	(390,259)
Share-based compensation	919,255	419,551	471,960	64,658
Net (gains) loss from disposal and deemed disposal of investment	—	(1,110)	2,239	307
Unrealized loss (gain) from fair value changes of investments	39,131	(12,852)	(3,233)	(443)
Foreign exchange loss (gain) and others	1,646	(1,152)	(10,484)	(1,436)
Changes in operating assets and liabilities:
Prepayments and other current assets	(80,171)	92,424	(274,211)	(37,567)
Accounts payable	(40)	(2)	—	—
Amounts due to related parties	(6,252)	(6,066)	—	—
Income tax payable and other tax payable	9,219	15,581	117,381	16,081
Accrued expenses and other current liabilities	18,749	69,385	(82,565)	(11,311)
Other non-current assets	—	(121,280)	106,161	14,544

Net cash provided by operating activities	310,343	788,079	548,480	75,142
Cash flows from investing activities:
Purchases of short-term investments	(77,533,178)	(9,431,226)	(753,753)	(103,264)
Maturity of short-term investments	80,368,017	16,951,360	9,463,500	1,296,494
Purchases of long-term investments	—	(5,306,075)	(4,405,845)	(603,598)
Purchases of convertible note issued by related parties	—	—	(142,060)	(19,462)
Payment of loan to related parties	—	—	(35,523)	(4,867)
Repayment of loan from related parties	—	—	35,515	4,866
Loans to subsidiaries and VIEs	(1,840,146)	(4,198,690)	(3,600,757)	(493,302)
Repayment of loans from subsidiaries and VIEs	1,613,902	2,364,780	2,174,708	297,934
Investment in subsidiaries and VIEs	(2,312,602)	—	—	—

Net cash provided by investing activities	295,993	380,149	2,735,785	374,801
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(884,360)	(1,168,301)	(489,433)	(67,052)
Taxes paid for employees through repurchase of ordinary shares	(508,015)	(26,741)	(85,842)	(11,760)
Cash prepaid for repurchase of ordinary shares	—	(179,784)	—	—
Payments of cash dividend	—	—	(1,064,155)	(145,789)
Proceeds from exercise of share options	8	1	1	—

Net cash used in financing activities	(1,392,367)	(1,374,825)	(1,639,429)	(224,601)
Effect of exchange rate changes on cash and cash equivalents	26,603	(6,558)	(9,047)	(1,240)
Net decrease in cash and cash equivalents	(759,428)	(213,155)	1,635,789	224,102
Cash and cash equivalents, beginning of the year	1,032,540	273,112	59,957	8,214

Cash and cash equivalents, end of the year	273,112	59,957	1,695,746	232,316

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY NOTES TO
SCHEDULE I

1)
Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of condensed consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIE’s profit or loss as “Equity in losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries and VIEs even though the parent company is not obligated to provide continuing support or fund losses.

3)	For the years ended December 31, 2022, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.

4)
On March 13, 2024, the Board of Directors declared an annual cash dividend for the year ended December 31, 2023, of US$0.0072 per ordinary share, or US$0.1444 per American depositary shares (the “ADS”), to holders of record of the Company’s ordinary shares at the close of business on April 5, 2024. Dividend are recognized when declared. The aggregate amount of the dividend is approximately US$150 million and has been fully paid during 2024. The Board has also approved a 2025 semi-annual cash dividend of US$0.0048 per ordinary share, or US$0.0960 per ADS, payable on or around April 18, 2025, to holders of record of the Company’s ordinary shares at the close of business on April 7, 2025. The aggregate amount of the dividend is expected to be approximately US$100 million.